IFRS 7 Market and Liquidity Risk Disclosures (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Structural Interest Sensitivity

T50 Structural interest sensitivity*

	2025						2024
	Economic Value of Equity			Net Interest Income			Economic Value of Equity	Net Interest Income
As at October 31 ($ millions)	Canadian dollar	Other currencies	Total	Canadian dollar	Other currencies	Total
Pre-tax impact of
100bp increase in rates
Non-trading risk	$(616)	$(952)	$(1,568)	$247	$(11)	$236	$(1,338)	$(21)
100bp decrease in rates
Non-trading risk	$530	$671	$1,201	$(224)	$(21)	$(245)	$780	$(31)

Summary of Market Risk Measures

T51 Market risk measures*

	2025				2024

($ millions)	Year end	Avg	High	Low	Year end	Avg	High	Low
Credit Spread plus Interest Rate	$9.5	$14.3	$22.2	$8.8	$12.5	$13.6	$34.3	$6.8
Credit Spread (1)	8.1	10.3	18.7	6.6	7.3	8.4	13.6	5.9
Interest Rate	9.6	13.7	28.5	6.0	17.5	12.3	26.9	5.8
Equities	3.4	4.8	9.9	1.9	5.4	5.1	10.1	3.0
Foreign Exchange	3.5	2.6	5.9	0.7	2.9	3.2	9.4	1.1
Commodities	3.2	3.5	6.7	2.2	2.8	2.6	4.6	1.3
Debt Specific	n/a	n/a	n/a	n/a	3.6	3.4	4.8	2.3
Diversification Effect	(10.7)	(11.6)	n.m.	n.m.	(15.0)	(13.1)	n.m.	n.m.
All-Bank VaR	$8.9	$13.6	$21.6	$7.1	$12.1	$14.9	$24.2	$8.3
(1) Effective November 1, 2024, credit spread VaR also captures issuer-specific credit spread volatility which was previously included in debt specific VaR. n.m. Not meaningful

Summary of the Maturity of Assets and Liabilities as well as the Off-Balance Sheet Commitments

Contractual maturities and obligations
The table below provides the maturity of assets and liabilities as well as the off-balance
sheet commitments as at October 31, 2025, based on the contractual maturity date.

T59 Contractual maturities*
	As at October 31, 2025

($ millions)	Less than one month	One to three months	Three to six months	Six to nine months	Nine to twelve months	One to two years	Two to five years	Over five years	No specific maturity		Total
Assets
Cash and deposits with financial institutions and precious metals	$63,343	$846	$226	$36	$34	$110	$319	$315	$5,894		$71,123
Trading assets	2,570	2,275	4,149	1,678	4,065	6,769	21,163	22,882	86,672		152,223
Securities purchased under resale agreements and securities borrowed	158,225	24,010	15,694	1,286	3,092	–	701	–	–		203,008
Derivative financial instruments	3,431	6,499	3,512	2,718	1,569	6,296	11,182	11,324	–		46,531
Investment securities – FVOCI	1,733	4,356	5,620	7,552	8,698	19,180	43,185	33,408	398		124,130
Investment securities – amortized cost	61	479	895	935	485	1,794	2,966	16,107	–		23,722
Investment securities – FVTPL	2	–	–	–	–	–	21	–	2,073		2,096
Loans	42,269	45,303	53,987	63,272	50,092	162,273	225,891	60,354	67,604		771,045
Residential mortgages	5,392	12,473	22,628	28,766	23,226	98,628	130,190	44,097	4,791	(1)	370,191
Personal loans	4,912	3,488	3,591	5,606	3,517	12,881	25,101	6,610	44,861		110,567
Credit cards	–	–	–	–	–	–	–	–	18,045		18,045
Business and government	31,965	29,342	27,768	28,900	23,349	50,764	70,600	9,647	7,370	(2)	279,705
Allowance for credit losses	–	–	–	–	–	–	–	–	(7,463)		(7,463)
Customers’ liabilities under acceptances	67	68	25	11	6	–	–	–	–		177
Other assets	–	–	–	–	–	–	–	–	65,987		65,987
Total assets	271,701	83,836	84,108	77,488	68,041	196,422	305,428	144,390	228,628		1,460,042

Liabilities and equity
Deposits	$75,799	$79,361	$68,686	$49,395	$42,403	$64,578	$75,189	$23,097	$487,771	$966,279
Personal	17,355	22,930	19,913	17,931	16,136	22,151	12,109	155	173,038	301,718
Non-personal	58,444	56,431	48,773	31,464	26,267	42,427	63,080	22,942	314,733	664,561
Financial instruments designated at fair value through profit or loss	1,098	932	2,774	2,454	2,335	5,798	12,103	19,671	–	47,165
Acceptances	68	68	25	11	6	–	–	–	–	178
Obligations related to securities sold short	172	1,750	2,362	1,158	456	3,693	8,311	11,091	9,111	38,104
Derivative financial instruments	3,015	6,702	4,077	3,506	2,311	7,770	11,011	17,639	–	56,031
Obligations related to securities sold under repurchase agreements and securities lent	179,305	7,159	1,894	546	240	–	–	–	–	189,144
Subordinated debentures	–	1,753	–	–	–	–	–	5,939	–	7,692
Other liabilities	158	494	2,167	1,204	888	2,857	7,042	9,401	42,651	66,862
Total equity	–	–	–	–	–	–	–	–	88,587	88,587
Total liabilities and equity	259,615	98,219	81,985	58,274	48,639	84,696	113,656	86,838	628,120	1,460,042
Off-balance sheet commitments
Credit commitments (3)	$2,347	$9,299	$12,846	$17,043	$14,364	$53,723	$149,510	$21,210	$–	$280,342
Guarantees and letters of credit (4)	–	–	–	–	–	–	–	–	86,851	86,851

(1)	Includes primarily impaired mortgages.
(2)	Includes primarily overdrafts and impaired loans.

(3)   Includes the undrawn component of committed credit and liquidity facilities.
(4)   Includes outstanding balances of guarantees, standby letters of credit and commercial letters of credit which may expire undrawn.

	$		$		$		$		$		$		$		$		$			$
T59 Contractual maturities*
	As at October 31, 2024

($ millions)	Less than one month		One to three months		Three to six months		Six to nine months		Nine to twelve months		One to two years		Two to five years		Over five years		No specific maturity			Total
Assets
Cash and deposits with financial institutions and precious metals		$59,871		$600		$100		$45		$53		$152		$272		$221		$5,086			$66,400
Trading assets		2,183		3,233		3,782		3,925		3,620		8,484		21,126		22,003		61,371			129,727
Securities purchased under resale agreements and securities borrowed		165,155		19,828		10,573		1,722		2,569		–		696		–		–			200,543
Derivative financial instruments		3,545		5,929		3,118		2,584		1,844		6,774		9,718		10,867		–			44,379
Investment securities – FVOCI		3,404		7,194		6,525		4,316		3,825		19,546		46,178		27,238		3,162			121,388
Investment securities – amortized cost		16		919		706		1,136		994		1,860		4,935		18,846		–			29,412
Investment securities – FVTPL		2		–		–		–		–		–		26		–		2,004			2,032
Loans		40,996		43,071		49,443		52,476		48,186		163,815		242,835		55,047		64,960			760,829
Residential mortgages		5,215		9,719		17,163		19,002		21,784		97,508		135,961		40,720		3,869	(1)		350,941
Personal loans		3,499		3,470		3,379		4,807		3,598		12,012		25,695		6,582		43,337			106,379
Credit cards		–		–		–		–		–		–		–		–		17,374			17,374
Business and government		32,282		29,882		28,901		28,667		22,804		54,295		81,179		7,745		6,916	(2)		292,671
Allowance for credit losses		–		–		–		–		–		–		–		–		(6,536)			(6,536)
Customers’ liabilities under acceptances		39		57		36		10		6		–		–		–		–			148
Other assets		–		–		–		–		–		–		–		–		57,169			57,169
Total assets		275,211		80,831		74,283		66,214		61,097		200,631		325,786		134,222		193,752			1,412,027

	$		$		$		$		$		$		$		$		$		$
Liabilities and equity
Deposits		$88,575		$77,322		$68,891		$57,925		$43,415		$64,530		$76,309		$24,977		$441,905		$943,849
Personal		16,273		23,956		24,000		22,746		19,827		19,423		12,430		138		160,028		298,821
Non-personal		72,302		53,366		44,891		35,179		23,588		45,107		63,879		24,839		281,877		645,028
Financial instruments designated at fair value through profit or loss		510		1,045		2,132		1,609		1,833		5,330		8,887		14,995		–		36,341
Acceptances		40		57		36		10		6		–		–		–		–		149
Obligations related to securities sold short		272		1,988		1,120		1,803		816		3,638		7,114		9,413		8,878		35,042
Derivative financial instruments		2,754		4,595		2,429		2,301		1,857		7,647		11,705		17,972		–		51,260
Obligations related to securities sold under repurchase agreements and securities lent		186,240		3,427		93		437		44		208		–		–		–		190,449
Subordinated debentures		–		–		–		251		–		1,740		–		5,842		–		7,833
Other liabilities		533		759		1,285		1,267		979		3,142		6,860		8,954		39,249		63,028
Total equity		–		–		–		–		–		–		–		–		84,076		84,076
Total liabilities and equity		278,924		89,193		75,986		65,603		48,950		86,235		110,875		82,153		574,108		1,412,027
Off-balance sheet commitments
Credit commitments (3)		$1,538		$9,568		$15,403		$18,291		$12,075		$58,806		$144,972		$8,818		$–		$269,471
Guarantees and letters of credit (4)		–		–		–		–		–		–		–		–		64,016		64,016

(1)	Includes primarily impaired mortgages.
(2)	Includes primarily overdrafts and impaired loans.

(3)   Includes the undrawn component of committed credit and liquidity facilities.
(4)   Includes outstanding balances of guarantees, standby letters of credit and commercial letters of credit which may expire undrawn.